Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023	3,287,647	611,784
Balance at Dec. 31, 2023	$ 33	$ 6	$ 59,206	$ (22,529)	$ 36,716	$ (616)	$ 36,100
Net income	$ 0	$ 0	0	1,318	1,318	(366)	952
Balance (in shares) at Dec. 31, 2024	3,287,647	611,784
Balance at Dec. 31, 2024	$ 33	$ 6	59,206	(21,211)	38,034	(982)	37,052
Net income	$ 0	$ 0	0	321	321	(420)	(99)
Balance (in shares) at Dec. 31, 2025	3,287,647	611,784
Balance at Dec. 31, 2025	$ 33	$ 6	$ 59,206	$ (20,890)	$ 38,355	$ (1,402)	$ 36,953